segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Operating revenues
Operating revenues (arising from contracts with customers)	$ 4,109	$ 3,656	$ 8,131	$ 7,319
Other income	2	72	4	103
Operating revenues and other income	4,111	3,728	8,135	7,422
EBITDA	1,451	1,359	2,912	2,768	$ 5,638	$ 5,494	$ 5,570
Capital expenditures (excluding spectrum licences)					2,952		$ 2,911
Intangible assets, net	15,241		15,241		15,241	15,026
Goodwill	7,201		7,201		$ 7,201	$ 7,224
TELUS Technology Solutions [Member]
Operating revenues
Operating revenues (arising from contracts with customers)	3,559	3,219	7,046	6,512
Other income	2	1	4
Total external revenues	3,561	3,220	7,050	6,512
Intersegment revenues	5	4	10	5
Operating revenues and other income	3,566	3,224	7,060	6,517
EBITDA	1,323	1,197	2,659	2,498
Capital expenditures (excluding spectrum licences)	882	727	1,544	1,373
TELUS Technology Solutions [Member] | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,009	2,813	5,976	5,688
TELUS Technology Solutions [Member] | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	550	406	1,070	824
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	2,031	1,832	4,009	3,717
Other income	(2)	(1)	(3)	(2)
Total external revenues	2,029	1,831	4,006	3,715
Operating revenues and other income	2,029	1,831	4,006	3,715
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,544	1,485	3,070	3,008
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	487	347	939	709
Fixed [Member]
Operating revenues
Operating revenues (arising from contracts with customers)	1,528	1,387	3,037	2,795
Other income	4	2	7	2
Total external revenues	1,532	1,389	3,044	2,797
Intersegment revenues	5	4	10	5
Operating revenues and other income	1,537	1,393	3,054	2,802
Fixed [Member] | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,465	1,328	2,906	2,680
Fixed [Member] | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	63	59	131	115
Digitally led Customer Experiences, TELUS International [Member]
Operating revenues
Operating revenues (arising from contracts with customers)	550	437	1,085	807
Other income		71		103
Total external revenues	550	508	1,085	910
Intersegment revenues	108	104	212	201
Operating revenues and other income	658	612	1,297	1,111
EBITDA	128	162	253	270
Capital expenditures (excluding spectrum licences)	31	29	54	48
Digitally led Customer Experiences, TELUS International [Member] | Service
Operating revenues
Operating revenues (arising from contracts with customers)	550	437	1,085	807
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	4,109	3,656	8,131	7,319
Other income	2	72	4	103
Total external revenues	4,111	3,728	8,135	7,422
Operating revenues and other income	4,111	3,728	8,135	7,422
EBITDA	1,451	1,359	2,912	2,768
Capital expenditures (excluding spectrum licences)	913	756	1,598	1,421
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,559	3,250	7,061	6,495
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	550	406	1,070	824
Eliminations
Operating revenues
Intersegment revenues	(113)	(108)	(222)	(206)
Operating revenues and other income	$ (113)	$ (108)	$ (222)	$ (206)